Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS

In February 2026, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB10,000 at an interest rate of 3.20% per annum. The maturity date is August 13, 2026

In February 2026, the Company entered into a securities purchase agreement with certain investors in connection with a private placement financing (PIPE). As of the date of issuance of these consolidated financial statements, the Company has received gross proceeds of approximately US$85.0 million from the PIPE financing. In connection with such financing, the Company issued an aggregate of 39,230,769 ordinary shares to the investors.

In March 2026, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB20,000 at an interest rate of 3.20% per annum. The maturity date is September 6, 2026.

In March 2026, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB20,000 at an interest rate of 2.98% per annum. The maturity date is September 24, 2026.